INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense	$ 970	$ 861
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	281	143
Expense arising from previously unrecognized tax assets	(647)	(955)
Change of tax rates and new legislation	(109)	(297)
Total deferred income tax recovery	(475)	(1,109)
Income tax expense (recovery)	$ 495	$ (248)